Trade and Other Receivables - Schedule of trade and other receivables, net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	$ 7,227	$ 9,755
Total trade receivables	8,660	15,543
Expected credit losses	(2,331)	(4,305)	$ (5,945)
Total trade receivables, net	6,329	11,238
Current	3,762	5,746
Non-current	2,567	5,492
Third parties [member]
Disclosure of trade and other receivables [line items]
Expected credit losses	(2,286)	(3,390)
Related parties [member]
Disclosure of trade and other receivables [line items]
Expected credit losses	(45)	(915)
Cost [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	5,609	11,696
Other receivables	3,051	3,847
Cost [member] | Third parties [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	4,481	6,614
Receivables from divestments	1,434	1,296
Finance lease receivables	482	519
Other receivables	831	1,325
Cost [member] | Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	794	682
Cost [member] | Diesel subsidy [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		400
Cost [member] | Petroleum and alcohol accounts from Brazilian government [Member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	304	307
Cost [member] | Electricity sector [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers	$ 334	$ 4,400